Loans Held for Investment - Loan risk rating - subnote (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loans and Financing Receivable
Allowance for loan losses	$ 13,708,777	$ 13,658,481	$ 3,738,758
Other
Loans and Financing Receivable
Allowance for loan losses	$ 12,800,000	$ 12,800,000	$ 2,500,000